Segmented Reporting	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segmented Reporting
12.	SEGMENTED REPORTING
The Company operates in a single reportable operating segment – the research and development of the Company’s single-port robotic surgical system, the next generation of surgical robotic platform. The Company’s long-term assets are domiciled in Toronto, Canada.